MERCHANT CASH ADVANCES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
MERCHANT CASH ADVANCES
Merchant cash advances	$ 575,489	$ 1,386,008	$ 320,079